UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22982

Investment Company Act File Number

Eaton Vance NextShares Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Global Income Builder NextShares

Eaton Vance

Global Income Builder NextShares

January 31, 2019 (Unaudited)

Eaton Vance Global Income Builder NextShares (the Fund), a diversified series of Eaton Vance NextShares Trust, invests substantially all of its investable assets in Stock Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2019, the value of the Fund’s investment in the Portfolio was $5,898,136 and the Fund owned 1.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Income Builder Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 57.7%

Security	Shares	Value
Aerospace & Defense — 0.4%
CAE, Inc.	63,853	$1,356,806

		$1,356,806

Auto Components — 0.4%
Continental AG	8,281	$1,308,699

		$1,308,699

Banks — 4.9%
Banco Santander SA	225,003	$1,067,106
Bank of America Corp.	60,384	1,719,133
Canadian Imperial Bank of Commerce	20,724	1,757,191
Citigroup, Inc.	30,829	1,987,237
ING Groep NV	119,792	1,421,429
KeyCorp	94,086	1,549,596
Nordea Bank AB	78,647	715,789
Skandinaviska Enskilda Banken AB, Class A	69,575	730,304
Societe Generale SA	27,618	861,115
Swedbank AB, Class A	30,289	688,058
UniCredit SpA	65,175	753,454
Wells Fargo & Co.	35,083	1,715,910

		$14,966,322

Beverages — 1.7%
Anheuser-Busch InBev SA/NV	13,840	$1,057,421
Coca-Cola Co. (The)	50,360	2,423,827
Diageo PLC	48,032	1,833,209

		$5,314,457

Building Products — 0.6%
Assa Abloy AB, Class B	93,735	$1,746,667

		$1,746,667

Chemicals — 1.6%
BASF SE	20,226	$1,481,709
Ecolab, Inc.	13,845	2,189,864
Sika AG	8,977	1,185,465

		$4,857,038

Construction & Engineering — 0.1%
Abengoa SA, Class A(1)	36,194	$1,062
Abengoa SA, Class B(1)	374,261	3,432
Skanska AB, Class B	24,709	432,659

		$437,153

Security	Shares	Value
Consumer Finance — 1.0%
Discover Financial Services	18,409	$1,242,424
Navient Corp.(2)	73,326	835,916
OneMain Holdings, Inc.(1)	30,501	911,675

		$2,990,015

Diversified Financial Services — 0.7%
ORIX Corp.	147,662	$2,227,306

		$2,227,306

Diversified Telecommunication Services — 0.6%
Deutsche Telekom AG	43,091	$700,697
Telstra Corp., Ltd.	536,742	1,216,920

		$1,917,617

Electric Utilities — 2.2%
Enel SpA	336,563	$2,034,159
Fortum Oyj	31,388	713,384
Iberdrola SA	152,350	1,259,245
NextEra Energy, Inc.	15,990	2,861,890

		$6,868,678

Electrical Equipment — 1.5%
Legrand SA	24,794	$1,468,956
Melrose Industries PLC	1,435,274	3,181,325

		$4,650,281

Electronic Equipment, Instruments & Components — 1.0%
CDW Corp.	10,499	$874,252
Keyence Corp.	4,281	2,203,067

		$3,077,319

Energy Equipment & Services — 0.5%
Halliburton Co.	44,071	$1,382,067

		$1,382,067

Entertainment — 1.5%
Activision Blizzard, Inc.	39,186	$1,851,147
Walt Disney Co. (The)	25,175	2,807,516

		$4,658,663

Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	16,017	$2,768,378
Equity Residential	13,046	946,618

		$3,714,996

Food & Staples Retailing — 0.4%
Metro AG	73,434	$1,242,716

		$1,242,716

Food Products — 1.0%
Mondelez International, Inc., Class A	35,494	$1,641,952
Nestle SA	17,705	1,543,591

		$3,185,543

Security	Shares	Value
Health Care Equipment & Supplies — 2.3%
Baxter International, Inc.	31,223	$2,263,355
Boston Scientific Corp.(1)	44,220	1,686,993
Danaher Corp.	15,029	1,667,017
Fisher & Paykel Healthcare Corp., Ltd.	36,192	314,979
Intuitive Surgical, Inc.(1)	1,945	1,018,480

		$6,950,824

Health Care Providers & Services — 0.9%
Anthem, Inc.	5,484	$1,661,652
UnitedHealth Group, Inc.	3,676	993,255

		$2,654,907

Hotels, Restaurants & Leisure — 1.0%
Compass Group PLC	74,562	$1,595,518
Sodexo SA	13,705	1,426,707

		$3,022,225

Household Products — 0.4%
Reckitt Benckiser Group PLC	14,936	$1,149,246

		$1,149,246

Industrial Conglomerates — 0.7%
Siemens AG	19,353	$2,124,917

		$2,124,917

Insurance — 2.2%
AIA Group, Ltd.	100,162	$904,413
Aviva PLC	270,116	1,469,055
Chubb, Ltd.	11,710	1,558,016
Prudential PLC	70,042	1,369,751
QBE Insurance Group, Ltd.	179,390	1,403,825

		$6,705,060

Interactive Media & Services — 2.6%
Alphabet, Inc., Class C(1)(2)	5,119	$5,714,698
Facebook, Inc., Class A(1)	14,592	2,432,340

		$8,147,038

Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.(1)	2,875	$4,941,349
ZOZO, Inc.	23,992	485,469

		$5,426,818

IT Services — 0.7%
Amadeus IT Group SA	11,962	$869,858
Visa, Inc., Class A	10,133	1,368,056

		$2,237,914

Leisure Products — 0.5%
Yamaha Corp.	33,896	$1,483,409

		$1,483,409

Life Sciences Tools & Services — 0.4%
Lonza Group AG	4,333	$1,144,770

		$1,144,770

Security	Shares	Value
Machinery — 3.5%
Atlas Copco AB, Class A	32,295	$842,555
Fortive Corp.	16,963	1,272,055
Gardner Denver Holdings, Inc.(1)	40,864	1,008,115
ITT, Inc.	31,077	1,633,407
Kone Oyj, Class B	21,352	1,038,200
MISUMI Group, Inc.	48,901	1,119,298
SKF AB, Class B	31,791	535,494
Stanley Black & Decker, Inc.	13,179	1,666,353
Xylem, Inc.	24,697	1,759,908

		$10,875,385

Metals & Mining — 0.8%
BHP Group, Ltd.	50,328	$1,285,020
Rio Tinto, Ltd.	18,876	1,200,243

		$2,485,263

Multi-Utilities — 0.7%
CMS Energy Corp.	40,903	$2,132,682

		$2,132,682

Multiline Retail — 0.7%
Wesfarmers, Ltd.	87,083	$2,042,842

		$2,042,842

Oil, Gas & Consumable Fuels — 2.8%
BP PLC	194,443	$1,328,268
ConocoPhillips	21,236	1,437,465
EOG Resources, Inc.	19,066	1,891,347
Exxon Mobil Corp.	26,213	1,920,889
Phillips 66	22,162	2,114,476

		$8,692,445

Paper & Forest Products — 0.5%
Stora Enso Oyj	103,867	$1,397,250

		$1,397,250

Personal Products — 0.6%
Unilever PLC	33,208	$1,744,551

		$1,744,551

Pharmaceuticals — 4.4%
AstraZeneca PLC	9,496	$687,908
Eli Lilly & Co.	14,818	1,776,085
GlaxoSmithKline PLC	101,572	1,972,992
Johnson & Johnson	15,556	2,070,192
Novartis AG	22,726	1,983,997
Novo Nordisk A/S, Class B	26,608	1,247,013
Roche Holding AG	7,742	2,059,648
Zoetis, Inc.	21,622	1,862,952

		$13,660,787

Security	Shares	Value
Professional Services — 1.0%
Randstad NV	10,748	$518,101
SGS SA	296	714,556
Verisk Analytics, Inc.(1)	16,501	1,937,383

		$3,170,040

Semiconductors & Semiconductor Equipment — 1.1%
ASML Holding NV	15,433	$2,698,730
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,440	768,953

		$3,467,683

Software — 1.4%
Microsoft Corp.	41,807	$4,365,905

		$4,365,905

Specialty Retail — 1.5%
Industria de Diseno Textil SA	75,251	$2,105,011
Tiffany & Co.	9,413	835,216
TJX Cos., Inc. (The)	19,621	975,752
Ulta Beauty, Inc.(1)	2,739	799,569

		$4,715,548

Technology Hardware, Storage & Peripherals — 1.4%
Apple, Inc.	17,089	$2,844,293
HP, Inc.	72,050	1,587,262

		$4,431,555

Textiles, Apparel & Luxury Goods — 1.5%
adidas AG	6,661	$1,584,926
LVMH Moet Hennessy Louis Vuitton SE	4,617	1,481,134
Samsonite International SA(3)	228,518	679,616
Tapestry, Inc.	22,728	879,801

		$4,625,477

Thrifts & Mortgage Finance — 0.3%
MGIC Investment Corp.(1)	68,971	$860,758

		$860,758

Wireless Telecommunication Services — 0.7%
Tele2 AB, Class B	166,335	$2,082,398

		$2,082,398

Total Common Stocks (identified cost $169,986,219)		$177,700,040

Preferred Stocks — 0.9%

Security	Shares	Value
Banks — 0.2%
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	1,115	$116,517
IBERIABANK Corp., Series C, 6.60% to 5/1/26(4)	13,000	338,650
Wells Fargo & Co., Series Y, 5.625%	4,650	115,413

		$570,580

Security	Shares		Value
Equity Real Estate Investment Trusts (REITs) — 0.2%
CBL & Associates Properties, Inc., Series D, 7.375%		19,100	$279,624
SITE Centers Corp., Series A, 6.375%		10,450	229,482
SITE Centers Corp., Series K, 6.25%		1,950	47,892

			$556,998

Food Products — 0.2%
Dairy Farmers of America, Inc., 7.875%(3)		4,700	$468,825
Ocean Spray Cranberries, Inc., 6.25%(3)		540	47,250

			$516,075

Independent Power and Renewable Electricity Producers — 0.1%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23(4)		14,767	$394,870

			$394,870

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%		9,407	$235,645

			$235,645

Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(4)		23,750	$476,900

			$476,900

Pipelines — 0.0%(5)
Enbridge, Inc., Series B, 6.375% to 4/15/23(4)		2,300	$57,960

			$57,960

Total Preferred Stocks (identified cost $3,077,522)			$2,809,028

Corporate Bonds & Notes — 35.6%

Security	Principal Amount* (000’s omitted)		Value
Aerospace & Defense — 0.5%
BWX Technologies, Inc., 5.375%, 7/15/26(3)		215	$218,225
TransDigm UK Holdings PLC, 6.875%, 5/15/26(3)		200	194,500
TransDigm, Inc., 6.00%, 7/15/22		500	505,000
TransDigm, Inc., 6.25%, 3/15/26(3)(6)		393	399,877
TransDigm, Inc., 6.375%, 6/15/26		110	106,287
TransDigm, Inc., 6.50%, 5/15/25		30	29,213

			$1,453,102

Auto Components — 0.1%
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(3)		205	$198,338
Garrett LX I S.a.r.l/Garrett Borrowing, LLC, 5.125%, 10/15/26(7)	EUR	275	275,545

			$473,883

Automobiles — 0.1%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(4)(8)		400	$343,590

			$343,590

Security	Principal Amount* (000’s omitted)		Value
Banks — 2.0%
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(4)(8)		400	$352,888
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28(3)(4)(8)		200	199,400
Bank of America Corp., Series FF, 5.875% to 3/15/28(4)(8)		220	215,276
Barclays PLC, 7.75% to 9/15/23(4)(8)		495	493,968
CIT Group, Inc., 6.125%, 3/9/28		105	111,563
Citigroup, Inc., Series M, 6.30% to 5/15/24(4)(8)		195	197,725
Citigroup, Inc., Series R, 6.125% to 11/15/20(4)(8)		127	128,979
Citigroup, Inc., Series T, 6.25% to 8/15/26(4)(8)		196	203,050
Credit Agricole SA, 7.875% to 1/23/24(3)(4)(8)		327	343,746
Credit Suisse Group AG, 7.50% to 7/17/23(3)(4)(8)		208	212,334
Danske Bank A/S, 7.00% to 6/26/25(4)(7)(8)		200	182,750
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(4)(8)		220	215,813
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(4)(8)		460	432,504
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(4)(8)		215	231,909
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(4)(8)		598	612,702
Lloyds Banking Group PLC, 7.50% to 9/27/25(4)(8)		400	405,590
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(4)(8)		389	407,867
Societe Generale SA, 6.75% to 4/6/28(3)(4)(8)		535	488,706
UniCredit SpA, 8.00% to 6/3/24(4)(7)(8)		610	560,214
Zions Bancorporation, Series I, 5.80% to 6/15/23(4)(8)		88	85,323

			$6,082,307

Biotechnology — 0.4%
Grifols SA, 3.20%, 5/1/25(7)	EUR	1,075	$1,231,835

			$1,231,835

Building Products — 0.6%
Builders FirstSource, Inc., 5.625%, 9/1/24(3)		58	$55,535
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(3)		1,000	1,032,500
Standard Industries, Inc., 5.50%, 2/15/23(3)		85	86,275
Standard Industries, Inc., 6.00%, 10/15/25(3)		525	530,906
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		108	104,490

			$1,809,706

Capital Markets — 0.8%
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(4)(8)		450	$400,601
UBS Group AG, 6.875% to 8/7/25(4)(7)(8)		833	836,294
Vantiv, LLC/Vanity Issuer Corp., 3.875%, 11/15/25(7)	GBP	950	1,209,125

			$2,446,020

Casino & Gaming — 0.3%
Cinemark USA, Inc., 4.875%, 6/1/23		430	$426,775
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	30,254
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	112,621
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(3)		287	292,109

			$861,759

Chemicals — 1.6%
Chemours Co. (The), 4.00%, 5/15/26	EUR	850	$958,355
Chemours Co. (The), 7.00%, 5/15/25		130	136,012
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(3)		195	181,350
OCI N.V., 5.00%, 4/15/23(7)	EUR	785	945,606
OCI N.V., 6.625%, 4/15/23(3)		800	826,000
SPCM SA, 4.875%, 9/15/25(3)		200	188,500

Security	Principal Amount* (000’s omitted)		Value
Starfruit Finco B.V./Starfruit US Holdco, LLC, 6.50%, 10/1/26(7)	EUR	355	$393,310
Tronox Finance PLC, 5.75%, 10/1/25(3)		220	191,125
Tronox, Inc., 6.50%, 4/15/26(3)		103	90,511
Valvoline, Inc., 5.50%, 7/15/24		45	45,788
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(3)		115	95,091
W.R. Grace & Co., 5.125%, 10/1/21(3)		750	774,375

			$4,826,023

Commercial Services & Supplies — 1.7%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(3)		170	$171,275
Clean Harbors, Inc., 5.125%, 6/1/21		400	398,000
Covanta Holding Corp., 5.875%, 3/1/24		500	500,000
Covanta Holding Corp., 5.875%, 7/1/25		95	93,456
GFL Environmental, Inc., 5.375%, 3/1/23(3)		270	253,800
IPD 3 B.V., 4.50%, 7/15/22(7)	EUR	125	143,719
KAR Auction Services, Inc., 5.125%, 6/1/25(3)		260	251,831
La Financiere Atalian SA, 5.125%, 5/15/25(7)	EUR	950	847,061
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(3)		505	535,300
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	568,909
Team Health Holdings, Inc., 6.375%, 2/1/25(3)		240	195,753
Tervita Escrow Corp., 7.625%, 12/1/21(3)		380	375,250
TMS International Corp., 7.25%, 8/15/25(3)		210	197,925
Verisure Holding AB, 3.50%, 5/15/23(7)	EUR	540	625,187
Waste Pro USA, Inc., 5.50%, 2/15/26(3)		105	102,559

			$5,260,025

Communications Equipment — 0.4%
CommScope Technologies, LLC, 6.00%, 6/15/25(3)		124	$117,800
Riverbed Technology, Inc., 8.875%, 3/1/23(3)		630	463,050
Sprint Communications, Inc., 6.00%, 11/15/22		75	76,139
Western Digital Corp., 4.75%, 2/15/26		466	434,545

			$1,091,534

Construction & Engineering — 0.0%(5)
Abengoa Abenewco 2 SAU, 1.50%, (1.50% Cash or 0.25% Cash and 1.25% PIK), 3/31/23(3)		156	$2,928

			$2,928

Consumer Finance — 0.4%
CPUK Finance, Ltd., 4.875%, 2/28/47(7)	GBP	895	$1,133,536

			$1,133,536

Containers & Packaging — 0.4%
Berry Global, Inc., 4.50%, 2/15/26(3)		211	$199,395
BWAY Holding Co., 7.25%, 4/15/25(3)		178	164,872
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(3)		120	120,372
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.75%, 10/15/20		485	487,001
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(3)		140	143,413

			$1,115,053

Distributors — 0.4%
Parts Europe SA, 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(7)(9)	EUR	770	$867,998
Parts Europe SA, 5.50%, (3 mo. EURIBOR + 5.50%), 5/1/22(6)(7)(9)	EUR	340	387,736

			$1,255,734

Security	Principal Amount* (000’s omitted)		Value
Diversified Consumer Services — 0.3%
Carriage Services, Inc., 6.625%, 6/1/26(3)		170	$171,275
Laureate Education, Inc., 8.25%, 5/1/25(3)		745	812,050

			$983,325

Diversified Financial Services — 1.1%
Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(3)		350	$356,195
Cadence Financial Corp., 4.875%, 6/28/19(3)		508	508,353
Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26(3)(6)		200	200,000
DAE Funding, LLC, 4.50%, 8/1/22(3)		155	153,450
DAE Funding, LLC, 5.00%, 8/1/24(3)		255	251,303
Hulk Finance Corp., 7.00%, 6/1/26(3)		115	106,686
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		115	118,306
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		120	123,000
Louvre Bidco SAS, 4.25%, 9/30/24(7)	EUR	615	667,852
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(3)		340	346,477
Unifin Financiera SAB de CV SOFOM ENR, 8.875% to 1/29/25(3)(4)(8)		210	181,692
West Corp., 8.50%, 10/15/25(3)		383	321,241

			$3,334,555

Diversified Telecommunication Services — 0.3%
CenturyLink, Inc., 7.50%, 4/1/24		55	$55,894
Level 3 Financing, Inc., 5.25%, 3/15/26		90	87,552
Level 3 Financing, Inc., 5.375%, 1/15/24		35	34,913
Level 3 Parent, LLC, 5.75%, 12/1/22		50	50,125
Telecom Italia SpA, 4.00%, 4/11/24(7)	EUR	520	597,853

			$826,337

Electric Utilities — 0.6%
AES Corp. (The), 5.50%, 4/15/25		14	$14,525
AES Corp. (The), 6.00%, 5/15/26		45	47,588
Guala Closures SpA, 3.50%, (3 mo. EURIBOR + 3.50%), 4/15/24(9)	EUR	265	304,767
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(3)		95	90,872
NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(3)		100	91,313
Pacific Gas & Electric Co., 4.25%, 3/15/46(10)		85	62,982
Pattern Energy Group, Inc., 5.875%, 2/1/24(3)		60	58,950
Resideo Funding, Inc., 6.125%, 11/1/26(3)		107	110,477
Southern California Edison Co., Series E, 6.25% to 2/1/22(4)(8)		256	241,018
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(4)		262	260,939
TerraForm Power Operating, LLC, 4.25%, 1/31/23(3)		95	93,338
TerraForm Power Operating, LLC, 5.00%, 1/31/28(3)		145	135,212
TerraForm Power Operating, LLC, 6.625%, 6/15/25(3)		90	94,837
Vistra Energy Corp., 8.125%, 1/30/26(3)		190	205,675

			$1,812,493

Electronic Equipment, Instruments & Components — 0.2%
Energizer Gamma Acquisition B.V., 4.625%, 7/15/26(7)	EUR	630	$710,512

			$710,512

Energy Equipment & Services — 0.1%
Oceaneering International, Inc., 4.65%, 11/15/24		162	$138,510
Oceaneering International, Inc., 6.00%, 2/1/28		130	111,800

			$250,310

Security	Principal Amount* (000’s omitted)	Value
Entertainment — 0.4%
EIG Investors Corp., 10.875%, 2/1/24	480	$507,600
Netflix, Inc., 5.875%, 11/15/28(3)	300	304,875
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	369	361,620

		$1,174,095

Equity Real Estate Investment Trusts (REITs) — 0.2%
Equinix, Inc., 5.375%, 5/15/27	115	$115,575
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	100	95,250
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	200	206,250
Newmark Group, Inc., 6.125%, 11/15/23(3)	127	126,846
SBA Communications Corp., 4.00%, 10/1/22	150	148,875
SBA Communications Corp., 4.875%, 9/1/24	55	55,275

		$748,071

Food Products — 0.4%
Dole Food Co., Inc., 7.25%, 6/15/25(3)	225	$205,875
Post Holdings, Inc., 5.00%, 8/15/26(3)	85	80,767
Post Holdings, Inc., 5.50%, 3/1/25(3)	190	189,763
Post Holdings, Inc., 5.625%, 1/15/28(3)	175	168,436
US Foods, Inc., 5.875%, 6/15/24(3)	510	520,730

		$1,165,571

Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(3)(4)(8)	230	$221,758

		$221,758

Health Care Equipment & Supplies — 1.4%
Centene Corp., 4.75%, 1/15/25	300	$304,875
Centene Corp., 5.375%, 6/1/26(3)	445	462,377
Centene Corp., 5.625%, 2/15/21	90	91,575
Centene Corp., 6.125%, 2/15/24	340	357,000
Envision Healthcare Corp., 8.75%, 10/15/26(3)	343	313,631
Hologic, Inc., 4.375%, 10/15/25(3)	70	69,098
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(3)	437	435,908
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(3)	320	326,800
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(3)	390	423,150
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(3)	1,230	1,224,465
Polaris Intermediate Corp., 8.50%, (8.50% Cash or 9.25% PIK), 12/1/22(3)(11)	440	424,050

		$4,432,929

Health Care Providers & Services — 1.0%
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(3)(11)	185	$185,463
HCA, Inc., 5.00%, 3/15/24	110	114,730
HCA, Inc., 5.375%, 9/1/26	270	277,762
HCA, Inc., 5.625%, 9/1/28	330	341,860
HCA, Inc., 5.875%, 2/15/26	750	793,125
HCA, Inc., 5.875%, 2/1/29	190	199,263
Tenet Healthcare Corp., 6.00%, 10/1/20	135	139,934

Security	Principal Amount* (000’s omitted)		Value
Tenet Healthcare Corp., 6.75%, 6/15/23		260	$256,425
Tenet Healthcare Corp., 7.50%, 1/1/22(3)		85	88,421
WellCare Health Plans, Inc., 5.25%, 4/1/25		375	383,906
WellCare Health Plans, Inc., 5.375%, 8/15/26(3)		205	210,125

			$2,991,014

Hotels, Restaurants & Leisure — 1.5%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(3)		325	$315,250
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(3)		504	487,620
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(3)		179	167,329
Eldorado Resorts, Inc., 6.00%, 4/1/25		220	222,365
Eldorado Resorts, Inc., 6.00%, 9/15/26(3)		7	7,018
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(3)		490	507,150
Golden Nugget, Inc., 6.75%, 10/15/24(3)		430	431,075
Golden Nugget, Inc., 8.75%, 10/1/25(3)		295	303,112
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(3)		342	369,360
Merlin Entertainments PLC, 5.75%, 6/15/26(3)		200	204,750
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27(3)		101	102,136
MGM Resorts International, 5.75%, 6/15/25		240	242,400
NCL Corp., Ltd., 4.75%, 12/15/21(3)		121	122,059
Scientific Games International, Inc., 10.00%, 12/1/22		420	443,100
Viking Cruises, Ltd., 5.875%, 9/15/27(3)		730	715,400
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(3)		123	115,159

			$4,755,283

Household Products — 0.3%
Central Garden & Pet Co., 6.125%, 11/15/23		235	$241,462
Energizer Holdings, Inc., 6.375%, 7/15/26(3)		165	160,875
Energizer Holdings, Inc., 7.75%, 1/15/27(3)		147	151,829
Monitchem HoldCo 3 SA, 5.25%, 6/15/21(7)	EUR	300	342,618
Spectrum Brands, Inc., 5.75%, 7/15/25		120	118,836

			$1,015,620

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., 5.25%, 6/1/26(3)		150	$143,063
Calpine Corp., 5.50%, 2/1/24		45	42,750
NRG Energy, Inc., 5.75%, 1/15/28		210	213,160
NRG Energy, Inc., 7.25%, 5/15/26		350	379,487

			$778,460

Industrial Conglomerates — 0.0%(5)
Hillman Group, Inc. (The), 6.375%, 7/15/22(3)		30	$24,600

			$24,600

Insurance — 0.7%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(3)		560	$571,200
Ardonagh Midco 3 PLC, 8.375%, 7/15/23(7)	GBP	910	1,020,490
Hub International, Ltd., 7.00%, 5/1/26(3)		415	403,587
Prudential Financial, Inc., 5.70% to 9/15/28, 9/15/48(4)		220	211,800

			$2,207,077

Security	Principal Amount* (000’s omitted)		Value
Internet & Direct Marketing Retail — 0.2%
eDreams Odigeo SA, 5.50%, 9/1/23(7)	EUR	705	$782,737

			$782,737

Machinery — 0.3%
CFX Escrow Corp., 6.375%, 2/15/26(3)(6)		136	$138,720
Cloud Crane, LLC, 10.125%, 8/1/24(3)		190	202,825
Navistar International Corp., 6.625%, 11/1/25(3)		445	447,225
Titan Acquisition, Ltd./Titan Co-Borrower, LLC, 7.75%, 4/15/26(3)		36	31,590

			$820,360

Media — 2.8%
Altice France SA, 7.375%, 5/1/26(3)		455	$440,213
Altice France SA, 8.125%, 2/1/27(3)		450	444,375
Altice Luxembourg SA, 7.75%, 5/15/22(3)		600	584,250
AMC Entertainment Holdings, Inc., 6.375%, 11/15/24	GBP	345	429,009
Cablevision Systems Corp., 5.875%, 9/15/22		50	50,375
Cablevision Systems Corp., 8.00%, 4/15/20		70	72,975
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(3)		1,130	1,161,346
CSC Holdings, LLC, 5.50%, 5/15/26(3)		200	198,500
CSC Holdings, LLC, 6.75%, 11/15/21		500	526,400
CSC Holdings, LLC, 7.50%, 4/1/28(3)		200	206,500
CSC Holdings, LLC, 10.875%, 10/15/25(3)		422	487,410
DISH DBS Corp., 7.75%, 7/1/26		95	82,056
Gray Television, Inc., 7.00%, 5/15/27(3)		150	156,315
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(3)		87	65,576
MDC Partners, Inc., 6.50%, 5/1/24(3)		221	202,281
Sirius XM Radio, Inc., 5.00%, 8/1/27(3)		218	211,460
Sirius XM Radio, Inc., 6.00%, 7/15/24(3)		500	521,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 1/15/25(3)		1,100	1,123,375
UPC Holding B.V., 3.875%, 6/15/29(7)	EUR	545	591,675
UPC Holding B.V., 5.50%, 1/15/28(3)		260	241,800
Ziggo B.V., 5.50%, 1/15/27(3)		750	710,393

			$8,507,534

Metals & Mining — 2.1%
Alcoa Nederland Holding B.V., 6.125%, 5/15/28(3)		250	$253,750
Alcoa Nederland Holding B.V., 7.00%, 9/30/26(3)		770	816,200
Allegheny Ludlum, LLC, 6.95%, 12/15/25		450	452,250
Allegheny Technologies, Inc., 5.95%, 1/15/21		50	50,926
Allegheny Technologies, Inc., 7.875%, 8/15/23		205	219,350
BHP Billiton Finance USA, Ltd., 6.75% to 10/20/25, 10/19/75(3)(4)		270	294,698
Bombardier, Inc., 6.00%, 10/15/22(3)		785	760,469
Bombardier, Inc., 6.125%, 1/15/23(3)		20	19,313
Centennial Resource Production, LLC, 5.375%, 1/15/26(3)		320	310,000
Constellium N.V., 4.25%, 2/15/26(7)	EUR	715	796,497
Eldorado Gold Corp., 6.125%, 12/15/20(3)		587	563,520
First Quantum Minerals, Ltd., 6.875%, 3/1/26(3)		200	182,000
First Quantum Minerals, Ltd., 7.00%, 2/15/21(3)		75	74,953
First Quantum Minerals, Ltd., 7.25%, 4/1/23(3)		346	332,596
First Quantum Minerals, Ltd., 7.50%, 4/1/25(3)		369	347,321
Freeport-McMoRan, Inc., 4.55%, 11/14/24		75	72,188

Security	Principal Amount* (000’s omitted)		Value
Freeport-McMoRan, Inc., 5.45%, 3/15/43		156	$134,940
Hudbay Minerals, Inc., 7.25%, 1/15/23(3)		115	119,025
Hudbay Minerals, Inc., 7.625%, 1/15/25(3)		200	206,500
Novelis Corp., 5.875%, 9/30/26(3)		180	174,375
Novelis Corp., 6.25%, 8/15/24(3)		125	126,562
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(3)		185	179,912
Teck Resources, Ltd., 8.50%, 6/1/24(3)		130	140,399

			$6,627,744

Multi-Utilities — 0.5%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(4)(8)		425	$425,355
Thames Water Kemble Finance PLC, 5.875%, 7/15/22(7)	GBP	900	1,205,506

			$1,630,861

Oil, Gas & Consumable Fuels — 5.5%
Aker BP ASA, 5.875%, 3/31/25(3)		1,150	$1,184,500
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		105	103,425
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		24	23,820
Antero Resources Corp., 5.375%, 11/1/21		1,000	1,008,800
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(3)		342	331,740
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 4/1/22(3)		224	240,520
Berry Petroleum Co., LLC, 7.00%, 2/15/26(3)		220	214,500
Canbriam Energy, Inc., 9.75%, 11/15/19(3)		305	250,862
Cheniere Energy Partners, L.P., 5.25%, 10/1/25		235	237,054
Chesapeake Energy Corp., 7.00%, 10/1/24		91	89,180
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		110	104,912
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		120	117,600
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(3)		720	693,900
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22		256	257,920
Denbury Resources, Inc., 9.00%, 5/15/21(3)		24	23,880
Diamondback Energy, Inc., 4.75%, 11/1/24		60	60,150
Diamondback Energy, Inc., 5.375%, 5/31/25		140	144,715
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(3)		155	162,169
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(3)		205	218,837
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(4)(8)		392	321,440
Enterprise Products Operating, LLC, Series E, 5.25% to 8/16/27, 8/16/77(4)		455	403,533
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(3)		105	97,125
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(3)		110	88,550
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(3)		385	317,625
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(3)		195	181,350
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(3)		360	323,100
Gulfport Energy Corp., 6.00%, 10/15/24		49	46,305
Gulfport Energy Corp., 6.625%, 5/1/23		350	348,469
Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.75%, 10/1/25(3)		3	2,933
Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(3)		255	249,581
Jagged Peak Energy, LLC, 5.875%, 5/1/26(3)		47	45,590
Matador Resources Co., 5.875%, 9/15/26		370	370,462
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(3)		275	247,500
Murphy Oil USA, Inc., 5.625%, 5/1/27		65	64,350
Murphy Oil USA, Inc., 6.00%, 8/15/23		500	509,375
Nabors Industries, Inc., 5.75%, 2/1/25		216	189,000

Security	Principal Amount* (000’s omitted)	Value
Neptune Energy Bondco PLC, 6.625%, 5/15/25(7)	1,225	$1,189,781
Newfield Exploration Co., 5.625%, 7/1/24	65	68,413
Nine Energy Service, Inc., 8.75%, 11/1/23(3)	110	110,825
Oasis Petroleum, Inc., 6.875%, 1/15/23	109	108,319
Odebrecht Oil & Gas Finance, Ltd., 0.0%(3)(8)	862	15,031
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(3)	75	74,625
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(3)	140	139,650
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(3)	137	136,486
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(3)	150	154,105
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	100	101,000
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	588	588,000
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(4)(8)	710	637,385
Precision Drilling Corp., 6.50%, 12/15/21	11	11,154
Precision Drilling Corp., 7.125%, 1/15/26(3)	75	69,000
Precision Drilling Corp., 7.75%, 12/15/23	10	9,625
QEP Resources, Inc., 5.625%, 3/1/26	123	118,695
Resolute Energy Corp., 8.50%, 5/1/20	65	65,244
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)(3)	255	246,980
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(3)	440	400,950
SM Energy Co., 5.625%, 6/1/25	85	81,813
SM Energy Co., 6.125%, 11/15/22	326	328,445
SM Energy Co., 6.625%, 1/15/27	155	152,675
SM Energy Co., 6.75%, 9/15/26	147	145,552
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	145	143,187
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26	64	63,359
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26(3)	155	157,131
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27(3)	102	105,379
Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.875%, 1/15/29(3)	203	211,745
Teleflex, Inc., 4.625%, 11/15/27	160	156,600
Transocean Guardian, Ltd., 5.875%, 1/15/24(3)	165	167,029
Transocean Pontus, Ltd., 6.125%, 8/1/25(3)	120	120,900
Transocean Poseidon, Ltd., 6.875%, 2/1/27(3)(6)	51	52,052
Transocean, Inc., 7.25%, 11/1/25(3)	228	216,600
Transocean, Inc., 7.50%, 1/15/26(3)	84	80,325
Trinidad Drilling, Ltd., 6.625%, 2/15/25(3)	171	172,924
Weatherford International, Ltd., 8.25%, 6/15/23	40	25,700
Weatherford International, Ltd., 9.875%, 2/15/24	95	62,581
Whiting Petroleum Corp., 5.75%, 3/15/21	135	135,675
Whiting Petroleum Corp., 6.25%, 4/1/23	17	16,873
Whiting Petroleum Corp., 6.625%, 1/15/26	315	310,275
WildHorse Resource Development Corp., 6.875%, 2/1/25	502	510,685

		$16,937,545

Paper & Forest Products — 0.0%(5)
Mercer International, Inc., 5.50%, 1/15/26	70	$65,275

		$65,275

Pharmaceuticals — 1.0%
Bausch Health Cos, Inc., 5.50%, 3/1/23(3)	113	$110,458
Bausch Health Cos, Inc., 5.50%, 11/1/25(3)	129	129,143
Bausch Health Cos, Inc., 5.625%, 12/1/21(3)	82	82,154
Bausch Health Cos, Inc., 5.875%, 5/15/23(3)	110	108,171

Security	Principal Amount* (000’s omitted)		Value
Bausch Health Cos, Inc., 6.125%, 4/15/25(3)		60	$56,850
Bausch Health Cos, Inc., 6.50%, 3/15/22(3)		155	160,619
Bausch Health Cos, Inc., 7.00%, 3/15/24(3)		281	295,577
Bausch Health Cos, Inc., 8.50%, 1/31/27(3)		277	290,157
Bausch Health Cos, Inc., 9.00%, 12/15/25(3)		245	261,388
Bausch Health Cos, Inc., 9.25%, 4/1/26(3)		105	113,137
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(3)		270	263,250
Rossini S.a.r.l., 6.25%, (3 mo. EURIBOR + 6.25%), 10/30/25(7)(9)	EUR	385	446,695
Rossini S.a.r.l., 6.75%, 10/30/25(7)	EUR	330	387,633
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(3)		198	209,632
Vizient, Inc., 10.375%, 3/1/24(3)		125	135,625

			$3,050,489

Pipelines — 0.7%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24		105	$109,594
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24		70	68,950
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25		230	241,787
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24		170	187,816
Cheniere Energy Partners, L.P., 5.625%, 10/1/26(3)		215	216,045
Energy Transfer Equity, L.P., 5.875%, 1/15/24		15	16,050
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(4)(8)		434	391,240
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(3)		123	118,388
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(3)		60	60,750
NGPL PipeCo, LLC, 4.375%, 8/15/22(3)		50	50,667
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(3)		490	478,975
Williams Cos., Inc. (The), 5.75%, 6/24/44		85	89,952

			$2,030,214

Real Estate Investment Trusts — 0.0%(5)
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		67	$67,586

			$67,586

Real Estate Investment Trusts (REITs) — 0.2%
ESH Hospitality, Inc., 5.25%, 5/1/25(3)		160	$158,576
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(3)		465	464,419

			$622,995

Real Estate Management & Development — 0.4%
AT Securities B.V., 5.25% to 7/21/23(4)(7)(8)		1,250	$1,169,097

			$1,169,097

Semiconductors & Semiconductor Equipment — 0.1%
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(3)		200	$201,238

			$201,238

Software — 0.5%
Camelot Finance SA, 7.875%, 10/15/24(3)		405	$422,212
InterXion Holding N.V., 4.75%, 6/15/25(7)	EUR	220	264,352
InterXion Holding N.V., 4.75%, 6/15/25(7)	EUR	115	138,184
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(3)		255	256,594
Symantec Corp., 5.00%, 4/15/25(3)		74	73,845
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(3)		200	177,000
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(3)		208	152,942

			$1,485,129

Security	Principal Amount* (000’s omitted)		Value
Specialty Retail — 0.1%
Entegris, Inc., 4.625%, 2/10/26(3)		118	$115,050
Party City Holdings, Inc., 6.125%, 8/15/23(3)		110	111,650
Party City Holdings, Inc., 6.625%, 8/1/26(3)		105	103,687

			$330,387

Technology Hardware, Storage & Peripherals — 0.3%
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(3)		135	$141,347
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(3)		205	208,838
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(3)		315	329,673
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(3)		210	221,632
Seagate HDD Cayman, 4.75%, 1/1/25		105	99,479

			$1,000,969

Telecommunications — 1.7%
CenturyLink, Inc., 6.75%, 12/1/23		706	$712,177
DKT Finance ApS, 7.00%, 6/17/23(7)	EUR	625	774,858
Hughes Satellite Systems Corp., 5.25%, 8/1/26		145	139,381
Hughes Satellite Systems Corp., 6.625%, 8/1/26		95	91,675
Intelsat Jackson Holdings SA, 5.50%, 8/1/23		30	27,413
Intelsat Jackson Holdings SA, 8.00%, 2/15/24(3)		200	208,750
Intelsat Jackson Holdings SA, 8.50%, 10/15/24(3)		216	219,240
Sprint Capital Corp., 6.875%, 11/15/28		655	652,544
Sprint Corp., 7.875%, 9/15/23		1,858	1,978,770
T-Mobile USA, Inc., 4.50%, 2/1/26		155	151,513
T-Mobile USA, Inc., 4.75%, 2/1/28		170	163,625
Wind Tre SpA, 5.00%, 1/20/26(3)		220	182,028

			$5,301,974

Toys, Games & Hobbies — 0.1%
Mattel, Inc., 6.75%, 12/31/25(3)		300	$284,250

			$284,250

Transportation — 0.5%
CMA CGM SA, 5.25%, 1/15/25(7)	EUR	127	$124,355
CMA CGM SA, 6.50%, 7/15/22(7)	EUR	650	711,161
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(3)		260	261,976
XPO Logistics, Inc., 6.125%, 9/1/23(3)		80	81,550
XPO Logistics, Inc., 6.50%, 6/15/22(3)		375	384,375

			$1,563,417

Wireless Telecommunication Services — 0.1%
Sprint Corp., 7.625%, 3/1/26		157	$163,476

			$163,476

Total Corporate Bonds & Notes (identified cost $112,113,078)			$109,462,322

Senior Floating-Rate Loans — 2.9%(12)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.1%
TransDigm, Inc., Term Loan, Maturing 6/9/23(13)	$74	$72,499
TransDigm, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 5/30/25	132	129,117

		$201,616

Business Equipment and Services — 0.4%
EIG Investors Corp., Term Loan, 6.44%, (USD LIBOR + 3.75%), Maturing 2/9/23(14)	$443	$437,657
Solera, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 3/3/23	677	665,141

		$1,102,798

Containers and Glass Products — 0.4%
BWAY Holding Company, Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing 4/3/24	$1,147	$1,109,551

		$1,109,551

Electronics/Electrical — 0.6%
Applied Systems, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing 9/19/24	$349	$342,367
Cortes NP Acquisition Corporation, Term Loan, 6.71%, (3 mo. USD LIBOR + 4.00%), Maturing 11/30/23	494	461,837
Infor (US), Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 2/1/22	260	258,754
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	59	58,049
SS&C Technologies, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing 4/16/25	292	286,333
VeriFone Systems, Inc., Term Loan, 6.64%, (3 mo. USD LIBOR + 4.00%), Maturing 8/20/25	304	297,962

		$1,705,302

Financial Intermediaries — 0.1%
Navistar International Corporation, Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing 11/6/24	$284	$280,137

		$280,137

Food Products — 0.1%
HLF Financing S.a.r.l., Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing 8/18/25	$294	$293,159

		$293,159

Health Care — 0.3%
Acadia Healthcare Company, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing 2/16/23	$59	$58,041
Kinetic Concepts, Inc., Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing 2/2/24	24	23,887
MPH Acquisition Holdings, LLC, Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing 6/7/23	373	361,572
Press Ganey Holdings, Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing 10/23/23	356	350,614
Press Ganey Holdings, Inc., Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	285	285,038

		$1,079,152

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Insurance — 0.4%
Asurion, LLC, Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$1,035	$1,043,733
Sedgwick Claims Management Services, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	291	284,453

		$1,328,186

Lodging and Casinos — 0.0%(5)
Stars Group Holdings B.V. (The), Term Loan, Maturing 7/10/25(13)	$88	$87,362

		$87,362

Steel — 0.3%
Big River Steel, LLC, Term Loan, 7.80%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$173	$171,841
GrafTech Finance, Inc., Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing 2/12/25	800	786,488

		$958,329

Surface Transport — 0.0%(5)
Direct ChassisLink, Inc., Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	$145	$142,100

		$142,100

Telecommunications — 0.0%(5)
Intelsat Jackson Holdings SA, Term Loan, 6.63%, Maturing 1/2/24(15)	$110	$110,596

		$110,596

Utilities — 0.2%
TEX Operations Co., LLC, Term Loan, Maturing 8/4/23(13)	$495	$486,956

		$486,956

Total Senior Floating-Rate Loans (identified cost $9,030,658)		$8,885,244

Exchange-Traded Funds — 0.5%

Security	Shares	Value
Equity Funds — 0.5%
First Trust Preferred Securities and Income ETF	80,000	$1,498,400

Total Exchange-Traded Funds (identified cost $1,530,856)		$1,498,400

Miscellaneous — 0.0%

Security	Principal Amount	Value
Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(1)(16)	$200,000	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 2.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(17)	6,893,157	$6,893,157

Value
Total Short-Term Investments (identified cost $6,892,917)	$6,893,157

Total Investments — 99.8% (identified cost $302,631,250)	$307,248,191

Other Assets, Less Liabilities — 0.2%	$559,025

Net Assets — 100.0%	$307,807,216

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $54,882,307 or 17.8% of the Portfolio’s net assets.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Amount is less than 0.05%.

(6)	When-issued security.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $21,561,772 or 7.0% of the Portfolio’s net assets.

(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(10)	Issuer is in default with respect to interest and/or principal payments.

(11)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(12)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(13)	This Senior Loan will settle after January 31, 2019, at which time the interest rate will be determined.

(14)

The stated interest rate represents the weighted average interest rate at January 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(15)	Fixed-rate loan.

(16)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $25,412.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	58.9%	$180,923,689
United Kingdom	7.7	23,593,554
France	3.5	10,749,615
Germany	3.5	10,736,136
Switzerland	3.2	9,956,200
Canada	3.2	9,827,777
Netherlands	3.1	9,386,646
Sweden	2.7	8,399,111
Japan	2.5	7,518,549
Spain	2.2	6,893,365
Australia	2.1	6,424,655
Italy	1.6	4,820,108
Finland	1.0	3,148,834
Luxembourg	1.0	3,144,511
Denmark	0.7	2,204,621
Norway	0.4	1,184,500
New Zealand	0.3	1,065,765
Belgium	0.3	1,057,421
Zambia	0.3	936,870
Hong Kong	0.3	904,413
United Arab Emirates	0.3	805,703
Taiwan	0.3	768,953
Ireland	0.2	702,672
Mexico	0.2	581,092
Brazil	0.0 (1)	15,031
Exchange-Traded Funds	0.5	1,498,400

Total Investments	100.0%	$307,248,191

(1)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	106	Long	3/15/19	$14,333,850	$543,637
SPI 200 Index	33	Short	3/21/19	(3,491,207)	(53,875)
STOXX Europe 600 Banks Index	518	Short	3/15/19	(10,596,731)	(224,961)

					$264,801

SPI 200 Index: Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

STOXX Europe 600 Banks Index: Index composed of companies from the European banks sector.

Abbreviations:

ADR	-	American Depositary Receipt

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

At January 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $543,637 and $278,836, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Communication Services	$12,805,701	$4,000,015	$—	$16,805,716
Consumer Discretionary	18,475,853	4,149,165	—	22,625,018
Consumer Staples	6,959,576	5,676,937	—	12,636,513
Energy	8,746,244	1,328,268	—	10,074,512
Financials	19,715,648	8,033,813	—	27,749,461
Health Care	16,561,973	7,849,315	—	24,411,288
Industrials	17,030,975	7,330,274	—	24,361,249
Information Technology	15,377,309	2,203,067	—	17,580,376
Materials	6,057,281	2,682,270	—	8,739,551
Real Estate	3,714,996	—	—	3,714,996
Utilities	4,994,572	4,006,788	—	9,001,360
Total Common Stocks	$130,440,128	$47,259,912 **	$—	$177,700,040
Preferred Stocks
Consumer Staples	$—	$516,075	$—	$516,075
Energy	534,860	—	—	534,860
Financials	454,063	116,517	—	570,580
Real Estate	556,998	—	—	556,998
Utilities	630,515	—	—	630,515
Total Preferred Stocks	$2,176,436	$632,592	$—	$2,809,028
Corporate Bonds & Notes	$—	$109,462,322	$—	$109,462,322
Senior Floating-Rate Loans	—	8,885,244	—	8,885,244
Exchange-Traded Funds	1,498,400	—	—	1,498,400
Miscellaneous	—	—	0	0
Short-Term Investments	—	6,893,157	—	6,893,157
Total Investments	$134,114,964	$173,133,227	$0	$307,248,191
Futures Contracts	$543,637	$—	$—	$543,637
Total	$134,658,601	$173,133,227	$—	$307,791,828

Liability Description
Futures Contracts	$—	$(278,836)	$—	$(278,836)
Total	$—	$(278,836)	$—	$(278,836)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019